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                  Filed pursuant to Rule 497(e) under the Securities Act of 1933
                          Files Nos. 333-14725, 333-16617, 333-14729, 333-16611,
                                     333-16615, 333-03715, 333-33607 & 333-65269


                               NUVEEN MUTUAL FUNDS
                           SUPPLEMENT TO PROSPECTUSES
                             Dated December 28, 2004


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Nuveen Municipal Trust                     Nuveen Multistate Trust IV
  Prospectus dated August 27, 2004           Prospectus dated September 28, 2004
Nuveen Multistate Trust I                  Nuveen Investment Trust
  Prospectuses dated September 28, 2004      Prospectus dated October 29, 2004
                                             Prospectus dated December 7, 2004
Nuveen Multistate Trust II                 Nuveen Investment Trust II
  Prospectuses dated June 28, 2004           Prospectus dated November 29, 2004
Nuveen Multistate Trust III                Nuveen Investment Trust III
  Prospectus dated September 28, 2004        Prospectus dated December 15, 2004


Effective January 1, 2005, Nuveen will begin delivering its investment management services under a single name, Nuveen Asset Management ("NAM"). This change is designed to streamline delivery of services to our investment management clients, including your fund. There will be no change in who manages your fund or in its investment objectives or policies.

This change will be accomplished through an internal reorganization of the investment adviser to your fund, Nuveen Advisory Corp. ("NAC") or Nuveen Institutional Advisory Corp. ("NIAC"), into an affiliated advisory entity, NAM. Like NAC and NIAC, NAM is a wholly owned subsidiary of Nuveen Investments, Inc. At the time of the reorganization, NAM will become your fund's investment adviser and NAC and NIAC will cease to exist.

                   PLEASE KEEP THIS WITH YOUR FUND PROSPECTUS
                              FOR FUTURE REFERENCE


                                                                    MGN-MF-1204D